SCHEDULE OF BORROWINGS FROM RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Guarantor and Issuer, Guaranteed Security [Line Items]
Borrowings from related parties, beginning balance	$ 270
Payment of borrowings	(172)	$ (103)	$ (144)
Provision for bonus (include interest)	621	89
Borrowings from related parties, ending balance	710	270
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Borrowings from related parties, beginning balance	270	280
Payment of borrowings	(172)	(103)
Provision for bonus (include interest)	621	89
Exchange rate differences	(9)	4
Borrowings from related parties, ending balance	$ 710	$ 270	$ 280